UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  December 31, 2009

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [X] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          February 2, 2010


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        42
FORM 13F INFORMATION VALUE TOTAL:              $309930

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1882     34861   Sole		     34861
Alcon Inc.      Common  014561617    312      1900   Sole                     1900
Amgen Inc.      Common  031162100    209      3700   Sole                     3700
Arbitron Inc.   Common  03875Q108    216      9206   Sole                     9206
Automatic Data 	Common	053015103   2084     48679   Sole                    48679
Bank of NY MelloCommon  064058100    283     10121   Sole                    10121
Bed Bath & BeyonCommon  075896100    228      5900   Sole                     5900
Berkshire Hath	Common	084670108  62397       629   Sole                      629
Berkshire Hath	Common	084670207  15983      4864   Sole                     4864
BP PLC          Common  055622104    255      4397   Sole                     4397
Buckeye PartnersCommon  118230101    395      7250   Sole                     7250
Chevron Corp    Common	166764100    607      7890   Sole                     7890
Cisco Systems	Common	17275R102  27014   1128407   Sole                  1128407
Coca-Cola Co.	Common	191216100  10583    185661   Sole                   185661
Emerson Elec.	Common	291011104    850     19950   Sole                    19950
ExxonMobil	Common	30231G102   5083     74540   Sole                    74540
General ElectricCommon	369604103   3881    256509   Sole                   256509
Hersey Foods	Common  427866108    211      5902   Sole                     5902
Hewlett-Packard Common  428236103   1708     33161   Sole                    33161
H.J. Heinz Co.	Common	423074103    744     17411   Sole		     17411
IBM		Common	459200101   1113      8499   Sole                     8499
Intel Corp.	Common	458140100   4168    204318   Sole                   204318
Johnson & JohnsoCommon	478160104  28347    440097   Sole                   440097
Linear TechnologCommon	535678106  27614    903593   Sole		    903593
Medtronic	Common	585055106   8155    185427   Sole                   185427
Microsoft	Common	594918104  33768   1107866   Sole                  1107866
3M Company 	Common	88579Y101   1471     17796   Sole                    17796
Moody's Corp.	Common	615369105  18243    680724   Sole		    680724
Neustar Inc.    Common  64126X201    251     10900   Sole                    10900
PepsiCo		Common	713448108   1232     20261   Sole                    20261
Pfizer Inc.	Common	717081103    608     33415   Sole                    33415
Phillip MOrris  Common  718172109    311      6452   Sole                     6452
Procter & GambleCommon	742718109  19022    313743   Sole                   313743
Royal Dutch ScheCommon  780259206    249      4143   Sole                     4143
Tiffany & Co    Common  886547108    254      5902   Sole                     5902
United Tech     Common  913017109    250      3607   Sole                     3607
Verizon CommunicCommon  92343V104    315      9516   Sole                     9516
Walgreen Co.	Common	931422109  21334    581005   Sole                   581005
Wal-mart Stores Common  931142103    339      6339   Sole                     6339
Walt Disney Co.	Common	254687106    545     16884   Sole                    16884
Western Union   Common  959802109   7066    374839   Sole		    374839
Wright Express  Common  98233Q105    350     10980   Sole                    10980
Wyeth           Common  983024100    452      9300   Sole                     9300